Deferred Tax Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Tax Liabilities, Net [Abstract]
Schedule of the deferred tax assets, net
	December 31, 2020	December 31, 2019
Deferred tax liabilities, non-current
Unpaid accrued expenses	$72,834	$56,262
Warranty	98,847	49,594
Allowance for credit losses	357,080	263,566
Others	(603,965)	(658,109)
Deferred tax liabilities, non-current	(75,204)	(288,687)
Less: valuation allowance	-	-
Total deferred tax liabilities, non-current	$(75,204)	$(288,687)